Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Jun. 08, 2026	May 01, 2026	Mar. 31, 2026	Apr. 14, 2026	Mar. 05, 2026	Feb. 26, 2024
Subsequent Events [Line Items]
Cash dividend price per share			$ 1.35		$ 0.10125
Quarterly dividend price per share			$ 0.3375
Cash						$ 1,000.0
Shares of transactions amount			2,173,913
Subsequent Event [Member]
Subsequent Events [Line Items]
Transaction amount	$ 83.0
Cash			$ 60.0
Subsequent Event [Member] | Oil and Gas Properties Located in Oklahoma [Member]
Subsequent Events [Line Items]
Proceeds from Sale, Lease, Held-for-Investment		$ 5.4
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash dividend price per share				$ 0.10125